File No. 33-16693

811-5295

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

 Pre-Effective Amendment No.  [__]

 Post-Effective Amendment No. 38  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

 Amendment No. 38  [X]

(Check appropriate box or boxes.)

Dreyfus Cash Management Plus, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation

200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices) (Zip Code)

 Registrant's Telephone Number, including Area Code: (212) 922-6000

Michael A. Rosenberg, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

  X__ immediately upon filing pursuant to paragraph (b)

 _____ on (date) pursuant to paragraph (b)

 _____    (days) after filing pursuant to paragraph (a)(1)

 _____ on (date) pursuant to paragraph (a)(1)

 _____    (days) days after filing pursuant to paragraph (a)(2)

 _____ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
------

SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933, the Registrant, Dreyfus Cash Management Plus, Inc., certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 21st day of June 2011.

Dreyfus Cash Management Plus, Inc.
BY:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak, PRESIDENT

 Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures		Title	Date

/s/ Bradley J. Skapyak*		President (Principal Executive Officer)	06/21/2011
Bradley J. Skapyak
/s/ James Windels*		Treasurer (Principal Financial and Accounting Officer)	06/21/2011
James Windels
/s/ Joseph S. DiMartino*		Chairman of the Board	06/21/2011
Joseph S. DiMartino
/s/ David W. Burke*		Board Member	06/21/2011
David W. Burke
/s/ Isabel P. Dunst*		Board Member	06/21/2011
Isabel P. Dunst
/s/ Robin A. Melvin*		Board Member	06/21/2011
Robin A. Melvin
/s/ Philip L. Toia*		Board Member	06/21/2011
Philip L. Toia
/s/ Roslyn M. Watson*		Board Member	06/21/2011
Roslyn M. Watson
/s/ Benaree P. Wiley*		Board Member	06/21/2011
Benaree P. Wiley
*BY:	/s/ John B. Hammalian John B. Hammalian Attorney-in-Fact

INDEX OF EXHIBITS

_________________________

Exhibits

EX-101.INS – Instance Document.

EX-101.SCH – Taxonomy.

EX-101.CAL – Calculation Linkbase.

EX-101.DEF – Definition Linkbase.

EX-101.LAB – Labels Linkbase.

EX-101.PRE – Presentation Linkbase.